Restricted Cash and Short-Term Deposits (Details) $ in Thousands, € in Millions	1 Months Ended	6 Months Ended
	Jan. 31, 2019	Jun. 30, 2025 USD ($) guarantee	Jun. 30, 2025 EUR (€) guarantee	Dec. 31, 2024 USD ($)	Nov. 30, 2015 USD ($)
Restricted Cash and Cash Equivalent Item [Line Items]
Total restricted cash and short-term deposits		$ 123,874		$ 150,198
Less: Amounts included in current restricted cash and short-term deposits		(109,824)		(75,579)
Non-current restricted cash		14,050		74,619
Performance guarantee | LNG Hrvatska
Restricted Cash and Cash Equivalent Item [Line Items]
Total restricted cash and short-term deposits		$ 12,987		12,715
Number of performance guarantees | guarantee		2	2
Performance guarantee | LNG Hrvatska | United States of America, Dollars
Restricted Cash and Cash Equivalent Item [Line Items]
Total restricted cash and short-term deposits		$ 1,300	€ 10.7
Facility, term	10 years	10 years
Performance guarantee | LNG Hrvatska | Euro member countries, Euro
Restricted Cash and Cash Equivalent Item [Line Items]
Total restricted cash and short-term deposits | €			€ 9.1
VIE debt
Restricted Cash and Cash Equivalent Item [Line Items]
Total restricted cash and short-term deposits		$ 16,466		17,472
Lease agreements
Restricted Cash and Cash Equivalent Item [Line Items]
Total restricted cash and short-term deposits		1,070		949
Gimi facility | Performance guarantee
Restricted Cash and Cash Equivalent Item [Line Items]
Total restricted cash and short-term deposits		93,351		58,107
GoFLNG Hilli facility
Restricted Cash and Cash Equivalent Item [Line Items]
Credit facility available to project partner					$ 400,000
GoFLNG Hilli facility | Performance guarantee
Restricted Cash and Cash Equivalent Item [Line Items]
Total restricted cash and short-term deposits		$ 0		$ 60,955